DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2017
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Beginning	24,799	24,208	3,721
Received	11,450	-	-
Recognized as income during the year	(12,041)	(4,628)	(711)

	24,208	19,580	3,010
Less: current portion	13,000	13,000	1,998

Ending	11,208	6,580	1,012